DEBT OBLIGATIONS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Maturities Of Long Term Debt [Abstract]
2017	$ 544
2018	760
2019	1,382
2020	700
2021 and thereafter	4,997
Total Long Term Debt Maturities Repayments Of Principal	$ 8,383	$ 8,566